Janus Aspen Series

Janus Henderson Global Technology Portfolio

Supplement dated January 28, 2020

to Currently Effective Prospectuses

The Board of Trustees of Janus Henderson Global Technology Portfolio (the “Portfolio”) approved a proposal to change the name of the Portfolio to Janus Henderson Global Technology and Innovation Portfolio. The Portfolio’s investment objective and principal investment strategies are not changing as a result of the name change. The name change will go into effect on April 29, 2020 in connection with the annual update to the Portfolio’s registration statement.

Please retain this Supplement with your records.

Janus Aspen Series

Janus Henderson Global Technology Portfolio

Supplement dated January 28, 2020

to Currently Effective Statements of Additional Information

The Board of Trustees of Janus Henderson Global Technology Portfolio (the “Portfolio”) approved a proposal to change the name of the Portfolio to Janus Henderson Global Technology and Innovation Portfolio. The Portfolio’s investment objective and principal investment strategies are not changing as a result of the name change. The name change will go into effect on April 29, 2020 in connection with the annual update to the Portfolio’s registration statement.

Please retain this Supplement with your records.